Document and Entity Information	May 05, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000008146
Document Type	8-K/A
Document Period End Date	May 05, 2025
Entity Registrant Name	ASTRONOVA, INC.
Entity Incorporation State Country Code	RI
Entity File Number	0-13200
Entity Tax Identification Number	05-0318215
Entity Address, Address Line One	600 East Greenwich Avenue
Entity Address, City or Town	West Warwick
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02893
City Area Code	(401)
Local Phone Number	828-4000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.05 Par Value
Trading Symbol	ALOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On May 5, 2025, we furnished a Current Report on Form 8-K that included a press release disclosing our slate of director nominees for election at our 2025 Annual Meeting of Shareholders (the “Original Form 8-K”). On May 5, 2025, we determined that there was a clerical error in certain biographical information for Mr. Warzala included in the press release. A copy of the corrected press release is furnished herewith as Exhibit 99.1 to this Current Report on Form 8-K/A.